Variable Interest Entities (“VIEs”)	12 Months Ended
Dec. 31, 2024
Variable Interest Entities (“VIEs”) [Abstract]
Variable Interest Entities (“VIEs”)

(12) Variable Interest Entities (“VIEs”)

The Measures on the Supervision of Internet Insurance Business implemented in February 2021 requires an insurance institution conducts online insurance business through its own online platform who owns the domain name. Meanwhile, PRC laws, regulations, and rules restrict and impose conditions on direct foreign investment in value-added telecommunication services, and therefore prior to December 27, 2024, the Group operated the internet-based insurance distribution business through Xinbao Investment, and Fanhua RONS Technologies, which we refer to as the former consolidated VIEs in this annual report. On December 27, 2024, the Group transferred all of the interests in Fanhua RONS Technologies, Xinbao Investment and its subsidiaries to BGM in exchange for 72% of BGM Group Ltd.’s issued and outstanding ordinary shares. The VIE Contractual Arrangements were subsequently terminated on December 27, 2024.

Former VIEs related to Xinbao Investment and Fanhua RONS Technologies

Fanhua RONS Insurance Sales & Services Co., Ltd., (“Fanhua RONS”), a wholly-owned subsidiary of Shenzhen Xinbao Investment Co., Ltd. (“Xinbao Investment”), used to conduct its online P&C insurance business through an online platform (www.baoxian.com) owned and operated by another subsidiary within the Group. To comply with the newly implemented rules, the Group transferred the domain name and ICP license to Fanhua RONS. As the applicant for an ICP license may be subject to foreign investment restriction, the Group commenced a restructuring to re-establish the former VIE structure.

Xinbao Investment was a wholly owned subsidiary of the Group who in December 2021 became 49% owned by the Group where the remaining 51% equity interests were transferred to Mr. Shuangping Jiang at nominal value who holds the interest on behalf of the Group, because Xinbao Investment is, under the new rule, prohibited to own more than 50% of the equity interests in a value-added telecommunications service provider, i.e., Fanhua RONS.

Through the contractual arrangements entered in December 2021, with Xinbao Investment and its nominee shareholder, the Group has the power to direct the activities that most significantly impact to and entitles to receive economic benefits from Xinbao Investment, the former consolidated VIE.

In preparation for the application of an ICP license for Fanhua RONS (Beijing) Technology Co., Ltd. (“Fanhua RONS Technologies”), in July 2022, Beijing Fanlian Investment Co., Ltd. (“Fanlian Investment”), a wholly owned subsidiary, transferred its entire equity interests holding in Fanhua RONS Technologies to Mr. Peng Ge, the chief financial officer of the Group, who holds the equity interests on behalf of Fanlian Investment. Concurrently, Fanlian Investment entered into contractual arrangements with Fanhua RONS Technologies and Mr. Ge which are substantially similar to those among Fanhua Group Company, Xinbao Investment and its individual nominee shareholder.

As a result, the Group conducts its insurance agency and claims adjusting business (which was discontinued in January 2025) in China primarily through its wholly-owned subsidiaries Fanhua Group Company and Fanlian Investment (collectively the “relevant PRC entities”), and its subsidiaries and the former VIEs for part of its online insurance business in China. The following is a summary of the contractual agreements that the Group entered into with Xinbao Investment, Fanhua RONS Technologies and their individual nominee shareholders:

Agreements that Provide the Group Effective Control over Xinbao Investment and Fanhua RONS Technologies

●	Loan Agreement

Mr. Jiang and Mr. Ge (collectively the “nominee shareholders”) entered into a loan agreement, with the Group’s wholly-owned subsidiaries. The principal loan amounts equal to the capital contributions to former VIEs.

The term of the loan agreement is for ten years, which may be extended only upon written agreement of the parties. If the loan is not extended, then upon its expiration and subject to then applicable PRC laws, the loan can be repaid only with the proceeds from a transfer of the individual shareholder’s equity interests in former VIEs to relevant PRC entities or another person or entity designated by them. Relevant PRC entities may accelerate the loan repayment upon certain events, including but not limited to if the individual shareholder resigns or is dismissed from employment by us or if relevant PRC entities exercise its option to purchase the shareholder’s equity interests in former VIEs pursuant to the exclusive purchase option agreements described below.

●	Equity Pledge Agreement

Relevant nominee shareholders entered into an equity pledge agreement, pledging their respective equity interests in former VIEs to relevant PRC entities to secure their obligations under the loan agreement. Relevant nominee shareholders also agreed not to transfer or create any encumbrances adverse to relevant PRC entities on their equity interests in VIEs. During the term of the equity pledge agreement, relevant PRC entities are entitled to all the dividends declared on the pledged equity interests. The equity pledge agreements will expire when the individual shareholders fully performs their respective obligations under the loan agreement. The equity pledge was recorded on the shareholder’ register of former VIEs, and registered with the relevant local administration of industry and commerce.

●	Power of Attorney

Relevant nominee shareholders executed powers of attorney, each appointing a person designated by relevant PRC entities as his attorney-in-fact on all matters requiring shareholder approval. Further, if relevant PRC entities designate the shareholder to attend a shareholder’s meeting of former VIEs, the individual shareholder agrees to vote his shares as instructed by relevant PRC entities. The term of the power of attorney is for ten years.

Agreements that Transfer Economic Benefits to the Group

●	Exclusive Purchase Option Agreement

Relevant nominee shareholders entered into an exclusive purchase option agreement to irrevocably grant relevant PRC entities an exclusive option to purchase part or all of their equity interests in former VIEs, when and to the extent permitted by PRC law. The purchase price will be the minimum price permitted under applicable PRC law.

●	Technology Consulting and Service Agreement

Pursuant to technology service agreements between (i) relevant PRC entities, and (ii) former VIEs, relevant PRC entities agreed to provide former VIEs with training services and consulting and other services relating to IT platform and internal control compliance. In exchange, former VIEs agree to pay a quarterly fee calculated primarily based on a percentage of its revenues. The agreement has a term of one year and can be renewed each year upon mutual agreement before December 27, 2024.

Because of contractual arrangements with former VIEs and their nominee shareholders, the Group is the primary beneficiary of former VIEs and their subsidiaries and consolidated them into consolidated financial statements.

Risks in relation to the Former VIE Arrangement

In the opinion of the Company’s legal counsel, (i) the ownership structure relating to the former consolidated VIEs of the Company did not violate the existing PRC laws and regulations; (ii) the contractual arrangements with the former consolidated VIEs and the individual shareholders are legal, valid and binding obligation of such party, and enforceable against such party in accordance with their respective terms; and (iii) the execution, delivery and performance of the former consolidated VIEs and its shareholders do not result in any violation of the provisions of the articles of association and business licenses of the VIEs, and any violation of any current PRC laws and regulations.

Uncertainties in the PRC legal system could cause the Company’s current corporate structure to be found in violation of any existing and/or future PRC laws or regulations and could limit the Company’s ability, through the Primary Beneficiary, to enforce its rights under these contractual arrangements. Furthermore, the shareholders of the VIEs may have interests that are different from those of the Company, which could potentially increase the risk that the shareholders would seek to breach the existing terms of the aforementioned agreements.

In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC laws, the Company may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or discontinue the Company’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its operations. In such case, the Company may not be able to operate or control former VIEs, which may result in deconsolidation of former VIEs.

Summarized below is the information related to former VIEs, including total assets, total current liabilities, total liabilities, net revenues, total operating costs and expenses, net income (loss) and cash flows after intercompany elimination are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Total assets	139,541	—
Total current liabilities	(39,996)	—
Total liabilities	(68,430)	—

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues	141,086	122,880	123,593
Operating costs and expenses	67,788	100,957	92,617
Net income (loss)	(4,136)	(13,085)	20,870
Net cash generated from operating activities	98,715	3,754	1,618

As of December 31, 2023, there were no consolidated VIE assets that are collateral for the VIE’s obligations or are restricted solely to settle the VIEs’ obligations, other than aforementioned in the restricted cash as described in Note 2(c).

In the year ended December 31, 2024, aggregate revenues derived from these VIEs contributed 6.8% of the total consolidated net revenues, based on the corporate structure before disposed the former VIEs. As of December 31, 2024, the Group has terminated the VIE Contractual Arrangements, and the VIEs accounted for nil of the consolidated total assets of the Group.